Basis of Presentation and Significant Accounting Policies - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Assets:
Cash equivalents in a highly liquid money market fund	$ 61	$ 5,759
Investment in corporate equity security	23	32
Embedded derivative in Senior Secured Notes	0	159
Total	84	5,950
Liabilities:
Embedded derivatives in Senior Secured Notes	20,252	25,884
Total	20,252	25,884
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents in a highly liquid money market fund	61	5,759
Investment in corporate equity security	23	32
Embedded derivative in Senior Secured Notes
Total	84	5,791
Liabilities:
Embedded derivatives in Senior Secured Notes
Total
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents in a highly liquid money market fund
Investment in corporate equity security
Embedded derivative in Senior Secured Notes
Total
Liabilities:
Embedded derivatives in Senior Secured Notes
Total
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents in a highly liquid money market fund
Investment in corporate equity security
Embedded derivative in Senior Secured Notes		159
Total		159
Liabilities:
Embedded derivatives in Senior Secured Notes	20,252	25,884
Total	$ 20,252	$ 25,884